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                                              [LINCOLN FINANCIAL GROUP(R) LOGO]
                                               Lincoln Life & Annuity
                                               Company of New York

JOHN L. REIZIAN, ESQUIRE
ASSISTANT VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CONNECTICUT 06103-1106
TELEPHONE: (860) 466-1539
FACSIMILE:  (860) 466-1778
John.Reizian@LFG.com

VIA EDGAR

November 13, 2008

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC 20549-0506

Re: LLANY Separate Account M. for Flexible Premium Variable Life
    Lincoln Life & Annuity Company of New York ("LLANY")
    File No. 811-08559; CIK: 0001051629
    Initial Registration Statement, Form N-6

Dear Sir or Madam:

     Today we are electronically filing on EDGAR an Initial Registration Statement on Form N-6 for a variable life insurance product. The marketing name for this product is "Lincoln AssetEdge(SM) VUL."

The product is most similar to the Lincoln AssetEdge(SM) VUL (File No. 333-146507; 811-08557) issued by The Lincoln National Life Insurance Company. A marked courtesy copy of this Registration Statement will be forwarded under separate cover to our Reviewer showing any variances when compared with Lincoln AssetEdge(SM) VUL issued by The Lincoln National Life Insurance Company.

I am representing LLANY in these matters. Please contact me at (860) 466-1539 with any questions or comments about this filing.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Assistant Vice President and Associate General Counsel